AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Principal Amount	Value
Municipal Bonds - 94.7%
Alabama - 3.1%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$4,750,000	$5,229,489
California - 1.7%
California Municipal Finance Authority,
5.000%, 05/15/43	485,000	506,939
5.000%, 05/15/48	795,000	825,038

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	220,980
Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	420,000	422,239
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	555,000	555,224
San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	325,000	312,357

Total California		2,842,777
Colorado - 2.2%
Colorado Health Facilities Authority, Series A,
5.000%, 08/01/44	930,000	969,440
5.250%, 12/01/54	1,000,000	1,098,602

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,300,000	1,629,881

Total Colorado		3,697,923
Connecticut - 0.8%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	485,000	489,524
4.000%, 07/01/40	555,000	556,196
4.000%, 07/01/42	285,000	279,789

Total Connecticut		1,325,509
Florida - 12.8%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	1,185,000	1,271,648
Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	1,012,560
5.000%, 06/01/64[1]	1,000,000	1,006,820

City of Tampa, Series B 5.000%, 07/01/50	495,000	519,944
County of Miami-Dade Florida Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	2,265,000	2,194,998
County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	365,000	391,119
	Principal Amount	Value

County of Miami-Dade Florida Water & Sewer System 4.000%, 10/01/48	$1,675,000	$1,651,939
Escambia County Health Facilities Authority 4.000%, 08/15/50	985,000	899,371
Florida Development Finance Corp.,
4.000%, 02/01/52	485,000	390,295
5.000%, 02/01/52	325,000	326,634
5.250%, 08/01/55	1,750,000	1,866,114

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	3,500,000	3,578,879
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	815,000	759,406
Miami Beach Health Facilities Authority,
4.000%, 11/15/46	2,370,000	2,262,310
4.000%, 11/15/51	1,250,000	1,164,089

Village Community Development District No 15,
4.550%, 05/01/44[1,2]	1,000,000	1,014,791
4.800%, 05/01/55[1,2]	1,000,000	1,012,782

Total Florida		21,323,699
Georgia - 2.8%
Columbia County Hospital Authority, Series A 5.750%, 04/01/53	1,250,000	1,429,781
Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,645,289
5.250%, 10/01/54	1,500,000	1,630,662

Total Georgia		4,705,732
Illinois - 4.3%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,129,601
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	325,000	324,524
4.000%, 06/15/52	485,000	458,139
5.000%, 06/15/50	815,000	848,183

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,240,876
State of Illinois, Series B,
5.250%, 05/01/48	1,000,000	1,098,299
5.250%, 05/01/49	1,000,000	1,095,901
5.500%, 05/01/47	815,000	898,418

Total Illinois		7,093,941
Indiana - 2.3%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	1,038,666
5.000%, 07/01/59	1,250,000	1,286,394
5.250%, 07/01/64	1,500,000	1,566,842

Total Indiana		3,891,902

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Louisiana - 5.0%
Louisiana Public Facilities Authority,
5.500%, 09/01/59	$2,500,000	$2,739,614
5.750%, 09/01/64	2,500,000	2,780,028

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	2,615,000	2,896,506

Total Louisiana		8,416,148
Massachusetts - 3.2%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	1,080,000	950,452
5.250%, 07/01/52	3,040,000	3,335,399

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/60[1]	1,000,000	1,024,672

Total Massachusetts		5,310,523
Minnesota - 1.1%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	410,000	419,750
Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,250,000	1,377,532

Total Minnesota		1,797,282
Missouri - 0.9%
Health & Educational Facilities Authority of the State of Missouri 4.000%, 06/01/53	1,500,000	1,445,076
Nebraska - 0.7%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,025,000	1,155,463
New Jersey - 4.5%
New Jersey Economic Development Authority, Series QQQ,
4.000%, 06/15/46	240,000	239,317
4.000%, 06/15/50	400,000	393,659

New Jersey Transportation Trust Fund Authority, Series AA 4.000%, 06/15/50	325,000	322,401
New Jersey Transportation Trust Fund Authority, Series BB 5.250%, 06/15/50	2,000,000	2,239,871
South Jersey Transportation Authority,
4.625%, 11/01/47	2,070,000	2,132,242
5.250%, 11/01/52	820,000	886,370

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	405,000	415,833
5.250%, 06/01/46	530,000	550,460

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	290,000	292,516

Total New Jersey		7,472,669
	Principal Amount	Value
New York - 11.3%
City of New York, Series C 4.125%, 03/01/54	$1,000,000	$996,098
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	3,625,000	3,756,498
5.000%, 11/15/50	1,000,000	1,048,737
5.250%, 11/15/55	490,000	518,409

New York State Dormitory Authority, Series A,
4.000%, 07/01/47	550,000	543,400
4.000%, 07/01/52	340,000	327,863

New York State Urban Development Corp., Series A 4.000%, 03/15/48	1,175,000	1,162,801
New York Transportation Development Corp.,
4.000%, 04/30/53	1,125,000	992,874
5.000%, 12/01/40	845,000	893,385
5.000%, 12/01/41	815,000	857,762
5.500%, 06/30/54	1,000,000	1,075,658
5.625%, 04/01/40	1,000,000	1,086,652
6.000%, 04/01/35	500,000	565,331
6.000%, 06/30/54	2,500,000	2,731,816

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	1,110,000	1,158,204
Suffolk Regional Off-Track Betting Co. 6.000%, 12/01/53	1,000,000	1,054,399

Total New York		18,769,887
North Carolina - 2.3%
North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	3,500,000	3,774,832
Ohio - 0.9%
Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,500,000	1,517,534
Pennsylvania - 9.3%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	849,811
Geisinger Authority 4.000%, 04/01/50	1,340,000	1,294,387
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	770,000	813,309
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	2,185,000	2,310,321
Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	3,980,000	4,186,427
Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	2,250,000	2,305,523

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Pennsylvania - 9.3% (continued)
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	$2,635,000	$2,552,853
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,010,000	1,100,331

Total Pennsylvania		15,412,962
Rhode Island - 3.9%
Rhode Island Health and Educational Building Corp.,
5.000%, 11/01/53	1,030,000	1,121,904
5.250%, 05/15/54	4,500,000	4,856,695

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	530,000	533,498

Total Rhode Island		6,512,097
South Carolina - 3.2%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,234,268
South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	2,000,000	2,257,539
South Carolina Public Service Authority, Series B 5.250%, 12/01/54	1,650,000	1,812,777

Total South Carolina		5,304,584
Tennessee - 4.8%
Chattanooga Health Educational & Housing Facility Board 5.250%, 12/01/54	1,000,000	1,094,002
City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	1,052,413
Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/59	1,545,000	1,634,084
Knox County Health Educational & Housing Facility Board, Series A1, (BAM)
5.250%, 07/01/49	1,000,000	1,083,641
5.500%, 07/01/59	1,000,000	1,093,879

Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	520,000	567,725
Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	1,500,000	1,564,469

Total Tennessee		8,090,213
Texas - 6.9%
Central Texas Regional Mobility Authority, Series B 4.000%, 01/01/51	2,000,000	1,941,999
City of Houston Airport System, Series A 4.000%, 07/01/48	240,000	230,766
	Principal Amount	Value

City of Houston, Series A 5.250%, 03/01/49	$1,565,000	$1,748,729
Lower Colorado River Authority 5.000%, 05/15/51	1,365,000	1,452,817
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	4,050,000	4,145,496
5.500%, 12/31/58	650,000	714,365

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,180,000	1,189,947

Total Texas		11,424,119
Virginia - 3.6%
Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	229,357
Virginia Small Business Financing Authority,
4.000%, 01/01/39	485,000	474,639
4.000%, 01/01/40	485,000	469,579
5.000%, 12/31/47	1,755,000	1,862,956
5.000%, 12/31/49	1,905,000	1,938,982
5.000%, 12/31/52	980,000	995,704

Total Virginia		5,971,217
Washington - 1.6%
Washington State Housing Finance Commission,
5.000%, 07/01/54	1,500,000	1,571,554
5.500%, 07/01/49	1,000,000	1,095,727

Total Washington		2,667,281
West Virginia - 0.7%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,000,000	1,141,700
Wisconsin - 0.8%
Public Finance Authority, Series A 5.000%, 06/01/41[1]	1,250,000	1,283,105

Total Municipal Bonds (Cost $152,201,423)		157,577,664
Short-Term Investments - 5.2%
Repurchase Agreements - 5.2%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $8,637,115 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $8,808,839)	8,636,000	8,636,000

Total Short-Term Investments (Cost $8,636,000)		8,636,000
Total Investments - 99.9% (Cost $160,837,423)		166,213,664
Other Assets, less Liabilities - 0.1%		84,257
Net Assets - 100.0%		$166,297,921

AMG GW&K Municipal Enhanced SMA Shares
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $7,919,199 or 4.8% of net assets.
[2]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2024, amounted to $2,027,573, or 1.2% of net assets.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$157,577,664	—	$157,577,664
Short-Term Investments
Repurchase Agreements	—	8,636,000	—	8,636,000
Total Investments in Securities	—	$166,213,664	—	$166,213,664

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.